CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	$ 121,531	¥ 787,257	¥ 206,391
Restricted cash	7,432	48,144	¥ 37,900
Short-term investment	7,719	50,000
Accounts receivable, net of allowance for doubtful accounts of RMB408 and RMB670 as of December 31, 2014 and 2015, respectively	56,312	364,782	¥ 229,502
Inventories	51,614	334,347	242,978
Advances to suppliers	5,352	34,668	¥ 49,740
Deferred tax assets	2,133	13,815
Prepayments and other current assets	17,309	112,122	¥ 37,897
Amounts due from related parties	5,799	37,565	15,149
Total current assets	275,201	1,782,700	819,557
Investments in cost method investees	2,054	13,307	5,625
Property and equipment, net	9,140	59,208	30,223
Intangible assets, net	3,107	20,128	14,668
Other non-current assets	2,135	13,830	2,441
TOTAL ASSETS	291,637	1,889,173	872,514
Current liabilities:
Accounts payable (including accounts payable of consolidated VIE without recourse to the Company of RMB569 and RMB1,783 as of December 31, 2014 and 2015, respectively)	70,625	457,493	300,007
Note payable	4,799	31,088	17,000
Income tax payables	1,203	7,793	2,196
Accrued expenses and other current liabilities (including other current liabilities of the consolidated VIE without recourse to the Company of RMB3,678 and RMB45,078 as of December 31, 2014 and 2015, respectively)	23,288	150,859	66,786
Amounts due to related parties	1,153	7,469	7,469
Total current liabilities	101,068	654,702	393,458
TOTAL LIABILITIES	$ 101,068	¥ 654,702	¥ 393,458
Commitments (Note 14)
Shareholders' equity (deficit):
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized, 28,058,820 and 151,471,369 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	$ 14	¥ 93	¥ 17
Additional paid-in capital	237,066	1,535,665	3,755
Accumulated deficit	(49,477)	(320,499)	(327,205)
Accumulated other comprehensive income	2,966	19,212	1,204
Total shareholders' equity (deficit)	190,569	1,234,471	(322,229)
TOTAL LIABILITIES, CONVERTIBLE REDEEMABLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY (DEFICIT)	$ 291,637	¥ 1,889,173	872,514
Series A Preferred Stock [Member]
Convertible redeemable preferred shares:
Convertible redeemable preferred shares			55,924
Series B Preferred Stock [Member]
Convertible redeemable preferred shares:
Convertible redeemable preferred shares			202,125
Series C1 Preferred Stock [Member]
Convertible redeemable preferred shares:
Convertible redeemable preferred shares			355,176
Series C2 Preferred Stock [Member]
Convertible redeemable preferred shares:
Convertible redeemable preferred shares			37,630
Series D Preferred Stock [Member]
Convertible redeemable preferred shares:
Convertible redeemable preferred shares			¥ 150,430